ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Accounting Policy [Line Items]
Cash	$ 72.0	$ 127.0	$ 134.0
Net debt	786.0
Undrawn debt	246.0
Borrowings obtained	$ 496.0
Net interest-bearing debt loan-to-value ratio	46.00%
Financial interest	$ 41.9	$ 39.3	$ 40.6
Number of geographical segment | segment	1
Demurrage revenue claim percentage	95.00%
Average period of receiving demurrage payment	100 days
Dry Docking period	every 24 and 60 months
Vessels and capitalized dry-docking
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	25 years
Company cars
Disclosure Of Accounting Policy [Line Items]
Lease term	3 years
IT equipment | Maximum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
IT equipment | Minimum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years
Software | Maximum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
Software | Minimum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years
Other plant and operating equipment | Maximum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	5 years
Other plant and operating equipment | Minimum
Disclosure Of Accounting Policy [Line Items]
Useful Life of Assets	3 years